Related Party Transactions and Party-In-Interest Transactions (Details) - EBP 000 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 15,040	$ 14,678
Net appreciation in value of investments	397,388	355,270
Administrative expenses	1,231	1,679
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 1,200	$ 1,300
Ryder System, Inc. common stock fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Par (in shares)	829,196	902,582
Dividends	$ 3,000	$ 2,900
Net appreciation in value of investments	12,800	8,300
Net unrealized appreciation	14,000	28,900
Investment purchase	23,900	21,200
Selling price	$ 36,500	$ 27,200